Assets Held for Sale and Other Current Asset	12 Months Ended
Dec. 31, 2019
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Assets Held for Sale and Other Current Asset
12)	ASSETS HELD FOR SALE AND OTHER CURRENT ASSETS

12.1)	ASSETS HELD FOR SALE (note 4.2)
As of December 31, 2019 and 2018, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

	2019				2018
	Assets	Liabilities	Net assets		Assets	Liabilities	Net assets
Kosmos’ assets in the United States	$457	14	443	$	—	—	—
Assets in the United Kingdom	229	23	206		—	—	—
White cement assets in Spain	106	—	106		—	—	—
Assets in the central region of France	—	—	—		48	16	32
Other assets held for sale	47	—	47		59	—	59

	$839	37	802	$	107	16	91

12.2)	OTHER CURRENT ASSETS
As of December 31, 2019 and 2018, other current assets are mainly comprised of advance payments to vendors. During July 2019, by means of granting a bank guarantee, CEMEX released all restricted cash balances of CEMEX Colombia, S.A. (“CEMEX Colombia”) for an aggregate amount of $12 that as of December 31, 2018 were subject to a temporary restriction on its availability due to a seizure order within a legal proceeding initiated by a supplier in connection with a commercial dispute.